Schedule of Change in Fair Value of Level 3 Financial Liabilities (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	$ 303
Ending balance	6		$ 303
Long-Term Debt [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance		$ 81,717	81,717	$ 50,752
Initial liability at issuance				36,054
Change in fair value presented in the consolidated statements of operations				(5,089)
Ending balance				81,717
Long-Term Debt [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	39,416	81,717	81,717
Initial liability at issuance			868
Change in fair value presented in the consolidated statements of operations		4,553	12,238
Change in fair value presented in the Statements of Comprehensive Operations		(181)	(44,438)
Conversion of series B-1 convertible preferred stock
Ending balance		86,089	39,416	81,717
Debt repayment			(5,892)
Exchange of notes (noncash)			(5,077)
Long-Term Debt [Member] | Bakers First Closing Note [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance		49,030	49,030	30,451
Initial liability at issuance				21,632
Change in fair value presented in the consolidated statements of operations				(3,053)
Ending balance				49,030
Long-Term Debt [Member] | Bakers First Closing Note [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	23,556	49,030	49,030
Initial liability at issuance
Exercises
Change in fair value presented in the consolidated statements of operations		2,732	1,189
Change in fair value presented in the Statements of Comprehensive Operations	(9,276)	(109)	(26,663)
Conversion of series B-1 convertible preferred stock
Ending balance		51,653	23,556	49,030
Debt repayment
Exchange of notes (noncash)
Long-Term Debt [Member] | Bakers Second Closing Notes [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance		32,687	32,687	20,301
Initial liability at issuance				14,422
Change in fair value presented in the consolidated statements of operations				(2,036)
Ending balance				32,687
Long-Term Debt [Member] | Bakers Second Closing Notes [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	15,704	32,687	32,687
Initial liability at issuance
Exercises
Change in fair value presented in the consolidated statements of operations		1,821	792
Change in fair value presented in the Statements of Comprehensive Operations	(6,184)	(72)	(17,775)
Conversion of series B-1 convertible preferred stock
Ending balance	9,520	34,436	15,704	32,687
Debt repayment
Exchange of notes (noncash)
Long-Term Debt [Member] | December 2022 Notes [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	156
Initial liability at issuance			156
Exercises
Change in fair value presented in the consolidated statements of operations	(153)
Change in fair value presented in the Statements of Comprehensive Operations
Conversion of series B-1 convertible preferred stock
Ending balance	3		156
Debt repayment
Exchange of notes (noncash)
Long-Term Debt [Member] | February And March 2023 Notes [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance
Initial liability at issuance	12
Exercises
Change in fair value presented in the consolidated statements of operations	(8)
Change in fair value presented in the Statements of Comprehensive Operations
Conversion of series B-1 convertible preferred stock
Ending balance	4
Long-Term Debt [Member] | A 50 Senior Subordinated Notes Due 2025 Issued January 2022 [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance
Initial liability at issuance		116	116
Change in fair value presented in the consolidated statements of operations		2	4
Change in fair value presented in the Statements of Comprehensive Operations
Conversion of series B-1 convertible preferred stock
Ending balance	14,280	118
Debt repayment
Exchange of notes (noncash)			(120)
Long-Term Debt [Member] | A 50 Senior Subordinated Notes Due 2025 Issued March 2022 [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance
Initial liability at issuance		149	149
Change in fair value presented in the consolidated statements of operations			2
Change in fair value presented in the Statements of Comprehensive Operations
Conversion of series B-1 convertible preferred stock
Ending balance		149
Debt repayment
Exchange of notes (noncash)			(151)
Long-Term Debt [Member] | Term Notes Total [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance
Initial liability at issuance		265
Change in fair value presented in the consolidated statements of operations		2
Change in fair value presented in the Statements of Comprehensive Operations
Conversion of series B-1 convertible preferred stock
Ending balance		267
Long-Term Debt [Member] | A 50 Senior Subordinated Notes Due 2025 Issued May 2022 [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance
Initial liability at issuance			447
Change in fair value presented in the consolidated statements of operations			10,251
Ending balance
Debt repayment			(5,892)
Exchange of notes (noncash)			(4,806)
Derivative Financial Instruments, Liabilities [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	1,676	202	202
Initial liability at issuance	83	10,587	111,536	550
Exercises	(186)		(17,726)
Change in fair value presented in the consolidated statements of operations	(1,451)	(2,920)	(92,218)	(73)
Change in fair value presented in the Statements of Comprehensive Operations
Conversion of series B-1 convertible preferred stock		(27)	(46)	(275)
Ending balance	122	7,842	1,676	202
Loss on re-valuation of derivative liabilities presented in the consolidated statement of operations			1
May 2022 exchange transaction			(73)
Derivative Financial Instruments, Liabilities [Member] | Fair Value, Inputs, Level 3 [Member] | Derivative Liability Convertible Preferred Stock [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	1	202	202
Initial liability at issuance
Change in fair value presented in the consolidated statements of operations		(83)
Change in fair value presented in the Statements of Comprehensive Operations
Conversion of series B-1 convertible preferred stock		(27)
Ending balance		92	1	202
Derivative Financial Instruments, Liabilities [Member] | Fair Value, Inputs, Level 3 [Member] | June 2022 Baker Warrants [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	170
Initial liability at issuance			70,238
Exercises
Change in fair value presented in the consolidated statements of operations	(167)		(70,068)
Change in fair value presented in the Statements of Comprehensive Operations
Conversion of series B-1 convertible preferred stock
Ending balance	3		170
Loss on re-valuation of derivative liabilities presented in the consolidated statement of operations
May 2022 exchange transaction
Derivative Financial Instruments, Liabilities [Member] | Fair Value, Inputs, Level 3 [Member] | December 2022 Warrants [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	107
Initial liability at issuance			107
Exercises
Change in fair value presented in the consolidated statements of operations	(106)
Change in fair value presented in the Statements of Comprehensive Operations
Conversion of series B-1 convertible preferred stock
Ending balance	1		107
Loss on re-valuation of derivative liabilities presented in the consolidated statement of operations
May 2022 exchange transaction
Derivative Financial Instruments, Liabilities [Member] | Fair Value, Inputs, Level 3 [Member] | February And March 2023 Notes [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance
Initial liability at issuance	6
Exercises
Change in fair value presented in the consolidated statements of operations
Change in fair value presented in the Statements of Comprehensive Operations
Ending balance	6
Derivative Financial Instruments, Liabilities [Member] | Fair Value, Inputs, Level 3 [Member] | Rights [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	1,095
Initial liability at issuance	77		6,284
Exercises	(180)		(1,007)
Change in fair value presented in the consolidated statements of operations	(886)		(4,182)
Change in fair value presented in the Statements of Comprehensive Operations
Conversion of series B-1 convertible preferred stock
Ending balance	106		1,095
Loss on re-valuation of derivative liabilities presented in the consolidated statement of operations
May 2022 exchange transaction
Derivative Financial Instruments, Liabilities [Member] | Fair Value, Inputs, Level 3 [Member] | Derivative Liabilities Previously Classified As Equity Instruments [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	1
Initial liability at issuance
Exercises
Change in fair value presented in the consolidated statements of operations	(1)
Change in fair value presented in the Statements of Comprehensive Operations
Conversion of series B-1 convertible preferred stock
Ending balance			1
Loss on re-valuation of derivative liabilities presented in the consolidated statement of operations			1
May 2022 exchange transaction
Derivative Financial Instruments, Liabilities [Member] | Fair Value, Inputs, Level 3 [Member] | May 2022 Public Offering Warrants [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	303
Initial liability at issuance			18,074
Exercises	(6)		(12,086)
Change in fair value presented in the consolidated statements of operations	(291)		(5,685)
Change in fair value presented in the Statements of Comprehensive Operations
Conversion of series B-1 convertible preferred stock
Ending balance			303
Loss on re-valuation of derivative liabilities presented in the consolidated statement of operations
May 2022 exchange transaction
Derivative Financial Instruments, Liabilities [Member] | Fair Value, Inputs, Level 3 [Member] | January 2022 Warrants [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance
Initial liability at issuance		4,562	4,562
Exercises
Change in fair value presented in the consolidated statements of operations		(705)	(4,562)
Change in fair value presented in the Statements of Comprehensive Operations
Conversion of series B-1 convertible preferred stock
Ending balance		3,857
Loss on re-valuation of derivative liabilities presented in the consolidated statement of operations
May 2022 exchange transaction
Derivative Financial Instruments, Liabilities [Member] | Fair Value, Inputs, Level 3 [Member] | March 2022 Warrants [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance
Initial liability at issuance		6,025	6,025
Exercises
Change in fair value presented in the consolidated statements of operations		(2,132)	(6,025)
Change in fair value presented in the Statements of Comprehensive Operations
Conversion of series B-1 convertible preferred stock
Ending balance		3,893
Loss on re-valuation of derivative liabilities presented in the consolidated statement of operations
May 2022 exchange transaction
Derivative Financial Instruments, Liabilities [Member] | Fair Value, Inputs, Level 3 [Member] | Series B-2 Convertible Preferred Stock [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance		202	202
Ending balance				202
Derivative Financial Instruments, Liabilities [Member] | Fair Value, Inputs, Level 3 [Member] | May 2022 Warrants [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance
Initial liability at issuance			1,613
Exercises
Change in fair value presented in the consolidated statements of operations			(1,613)
Conversion of series B-1 convertible preferred stock
Ending balance
Loss on re-valuation of derivative liabilities presented in the consolidated statement of operations
May 2022 exchange transaction
Derivative Financial Instruments, Liabilities [Member] | Fair Value, Inputs, Level 3 [Member] | May 2022 Public Offering Pre-Funded Warrants [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance
Initial liability at issuance			4,633
Exercises			(4,633)
Change in fair value presented in the consolidated statements of operations
Conversion of series B-1 convertible preferred stock
Ending balance
Loss on re-valuation of derivative liabilities presented in the consolidated statement of operations
May 2022 exchange transaction
Derivative Financial Instruments, Liabilities [Member] | Fair Value, Inputs, Level 3 [Member] | Derivative Liability Convertible Preferred Stock Conversion [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance
Initial liability at issuance
Exercises
Change in fair value presented in the consolidated statements of operations			(83)
Conversion of series B-1 convertible preferred stock			(46)
Ending balance
Loss on re-valuation of derivative liabilities presented in the consolidated statement of operations
May 2022 exchange transaction			$ (73)